Revenue (Details) - Schedule of recognition of revenue - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of recognition of revenue [Abstract]
Goods and services transferred at point in time			£ 162,208	£ 1,176
Total recognition of revenue	£ 248,209	£ 39,945	£ 162,208	£ 1,176